BUSINESS COMBINATIONS	12 Months Ended
Sep. 27, 2019
Business Combinations [Abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS
Acquisition of Direct Conversion AB (publ)
On April 29, 2019, Varex completed the acquisition of 98.2% of the outstanding shares of common stock of Direct Conversion AB (publ) (“Direct Conversion”) for $69.5 million in cash, net of cash acquired, the assumption of Direct Conversion's debt of $4.5 million and deferred consideration equal to $9.9 million or 0.3 million shares of the Company’s common stock (subject to reduction to settle indemnity claims) to be paid on the first anniversary of the closing with a mixture of cash and shares of Varex common stock. The acquisition of Direct Conversion expands our detector product portfolio to include photon counting technology.  This technology will allow Varex to expand its range of imaging applications and offer new solutions to both Medical and Industrial customers.
The following table summarizes the preliminary purchase price allocation:

(In millions)	Fair Value
Allocation of the purchase consideration:
Accounts receivable	$2.4
Inventories	5.7
Prepaid expenses and other current assets	0.7
Property, plant, and equipment	0.9
Goodwill	47.2
Intangible assets	32.9
Total assets acquired	89.8
Accounts payable	(1.0)
Accrued liabilities	(1.5)
Current maturities of long-term debt	(1.0)
Deferred revenues	(0.9)
Long-term debt	(3.5)
Other long-term liabilities	(1.1)
Total liabilities assumed	(9.0)
Noncontrolling interest	(1.4)
Net assets acquired, less noncontrolling interest	$79.4
Net cash paid	$69.5
Deferred consideration	9.9
Total consideration	$79.4

The Company recorded the assets acquired and liabilities assumed at their preliminary estimated fair values. Intangibles were valued primarily using a discounted cash flow, which included estimated revenue growth and discount rate. Due to the complexity of this transaction as of September 27, 2019, the Company had not finalized the determination of the fair values allocated to various assets and liabilities, including, but not limited to, inventory; deferred tax assets and liabilities; intangible assets and the residual amount allocated to goodwill. The fair value assigned to goodwill is primarily attributable to expected synergies. The goodwill related to the Direct Conversion acquisition is not tax deductible.
The following amounts represent the determination of the fair value and estimated weighted average useful lives of identifiable intangible assets for the Direct Conversion, which are amortized straight-line:

(In millions)	Fair Value	Estimated Weighted Average Useful Life (In Years)
Backlog	$0.2	1
Trade names	2.5	5
Developed technology	18.4	10
In-process research and development	2.8	indefinite
Customer relationships	9.0	10
Total intangible assets acquired	$32.9

The following amounts represent revenues by reporting segment from Direct Conversion from the acquisition date of April 29, 2019, through September 27, 2019:

(In millions)	Direct Conversion Revenue
Medical	$4.5
Industrial	1.8
Total Direct Conversion revenues	$6.3

The acquisition of Direct Conversion did not have a significant impact on our consolidated results of operations on a pro forma basis for the current or prior years.
Acquisition of Virtual Media Integration
On August 31, 2018, the Company completed the acquisition of Virtual Media Integration, Ltd. (“VMI”) from MISTRAS Group, Inc for $4.8 million. VMI is a provider of computed and digital radiography and X-ray film digitizer systems for industrial non-destructive testing. The acquired assets and liabilities of the VMI business were allocated to the Industrial reporting segment. The acquisition related costs were included in the consolidated statements of earnings under selling, general and administrative expenses.
The following table summarizes the purchase price allocation:

(In millions)	Fair Value
Allocation of the purchase consideration:
Accounts Receivable	$0.2
Inventories	1.0
Other assets	0.2
Intangibles	1.6
Goodwill	1.5
Other liabilities	(0.2)
Net assets acquired	4.3
Post-closing adjustments	0.5
Total cash consideration	$4.8

Acquisition of PerkinElmer’s Medical Imaging Business
On May 1, 2017, the Company completed the acquisition of the medical imaging business (“Acquired Detector Business”) of PerkinElmer, Inc. (“PKI”) for $277.4 million, or $273.2 million after post-closing working capital adjustments. The acquisition consisted of PerkinElmer Medical Holdings, Inc. and Dexela Limited, together with certain assets of PKI and its direct and indirect subsidiaries relating to digital flat panel X-ray detectors that serve as components for industrial, medical, dental and veterinary X-ray imaging systems. The Acquired Detector Business included about 280 employees, with operations in Santa Clara, California as well as operations in Germany, the Netherlands, China and the United Kingdom. The acquisition of the Acquired Detector Business was pursuant to the Master Purchase and Sale Agreement, dated December 21, 2016 (the “Purchase Agreement”), by and between PKI and Varian and the subsequent Assignment and Assumption Agreement, dated January 27, 2017, by and between Varian and Varex, pursuant to which Varian assigned and conveyed all of its rights, obligations, title and interest in the Purchase Agreement to Varex.
The following amounts represent the determination of the fair value of identifiable assets acquired and liabilities for the Acquired Detector Business:

(In millions)	Fair Value
Total cash consideration	$273.2
Allocation of the purchase consideration:
Cash	1.4
Accounts Receivable	18.7
Inventory	34.7
Prepaids and other current assets	0.6
Property, plant, and equipment	21.4
Other assets, non-current	2.0
Intangibles	81.1
Goodwill	167.3
Total assets acquired	$327.2

Current liabilities	$(17.2)
Other liabilities, non-current	(36.8)
Total liabilities assumed	(54.0)
Net assets acquired	$273.2

The fair value assigned to goodwill is attributable to expected cost synergy opportunities. Included in the goodwill recorded for the Acquired Detector Business is approximately $35 million that will be deductible for income tax purposes in Germany, China and the Netherlands. The remaining goodwill related to the stock acquisition in the United States is not tax deductible. Also, as a result of the acquisition, non-current deferred income tax liability increased by approximately $31 million related to basis differences for both tangible and intangible assets acquired as part of the stock purchases in the United States and the United Kingdom, and asset purchases in Germany, the Netherlands and China.
The following amounts represent the determination of the fair value of identifiable intangible assets for the Acquired Detector Business, which are amortized straight-line:

(In millions)	Fair Value	Estimated Useful Life (In Years)
Favorable leasehold interests	$3.8	16
Backlog	1.2	1
Trade names	1.4	5
Developed technology	37.7	7
In-process research and development	4.0	indefinite
Customer relationships	33.0	7
Total intangible assets acquired	$81.1

The following amounts represent revenues by reporting segment from the Acquired Detector Business from the acquisition date of May 1, 2017 through September 29, 2017:

(In millions)	May 1, 2017 through September 29, 2017
Acquired Detector Business
Medical	$41.1
Industrial	20.2
Total Acquired Detector Business revenues	$61.3

Unaudited Pro Forma Information
The unaudited pro-forma amounts presented below for the fiscal year 2017 are presented for informational purposes only. In addition to the Company's results for the periods presented, the amounts below also include effects of the Acquired Detector Business as if it had been consummated on October 1, 2016. These unaudited pro-forma results include effects that are directly attributable to the acquisition which include the amortization of intangible assets, interest expense, and other adjustments, including estimated tax effects. The unaudited pro-forma results do not reflect any operating efficiencies or potential cost savings which may result from the consolidation of the Acquired Detector Business and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred at the beginning of the period presented nor are they indicative of future results of operations or results that might have been achieved had the acquisition been consummated as of October 3, 2015.

Fiscal Year
(In millions)	2017
Revenue	$777.8
Operating earnings	$84.7
Net earnings	$43.1
Net earnings per share, basic	$1.15
Net earnings per share, diluted	$1.13